Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS FUNDAMENTAL ETF TRUST
Entity Central Index Key	0001670310
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000174138 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select U.S. Equity ETF
Class Name	Davis Select U.S. Equity ETF
Trading Symbol	DUSA
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$32	0.59%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund delivered a total return of 16.37%, versus a 6.03% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Energy (+37%), Materials (+20%), and Communication Services (+16%)
    Weakest performing sectors - Consumer Discretionary (flat), Financials (flat), and Information Technology (+2%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+82% vs +2%) and underweight (average weighting 8% vs 34%)
    Texas Instruments (+75%) and Applied Materials (+70%)
  Health Care - outperformed the Index sector (+19% vs +2%)
    Viatris (+47%)
  Consumer Discretionary - outperformed the Index sector (+18% vs flat)
    MGM Resorts (+22%) and Restaurant Brands (+25%)
  Energy - outperformed the Index sector (+44% vs +37%) and overweight (average weighting 9% vs 3%)
    Coterra Energy (+54%) - largest individual contributor
    ConocoPhillips (+44%)
    Coterra Energy - completed merger with Devon Energy in May 2026
  Individual holdings
    Alphabet (+36%), Tyson Foods (+27%), and U.S. Bancorp (+24%)
Detractors from Performance
  Communication Services - underperformed the Index sector (+5% vs +16%)
    Pinterest (-41%) and Meta Platforms (-5%)
  Financials - underperformed the Index sector (-2% vs flat) and overweight (average weighting 27% vs 13%)
    Capital One Financial (-12%) - largest individual detractor
    Markel Group (-10%), Wells Fargo (-5%), and Berkshire Hathaway (-1%)
  Industrials - underperformed the Index sector (+5% vs +13%) and underweight (average weighting 2% vs 9%)
    Owens Corning (-2%)
  Overweight in Health Care (average weighting 15% vs 9%)
    Solventum (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	33.06%	10.91%	12.98%
S&P 500 Index	31.05%	13.13%	15.09%
Russell 1000 Value Index	29.25%	10.28%	10.52%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Net Assets	$ 1,200,000,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in billions)	$1.2
Total number of portfolio holdings as of 04/30/26	29
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$2.7

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Financials	23.08%
Health Care	16.43%
Communication Services	12.38%
Consumer Discretionary	12.03%
Energy	10.19%

C000174139 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Financial ETF
Class Name	Davis Select Financial ETF
Trading Symbol	DFNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$31	0.60%*
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 7.40%, versus a 0.47% return for the Index. The Fund also outperformed the 6.03% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+7%) and Insurance (+3%)
    Weakest performing industries - Consumer Finance (-10%) and Financial Services (-4%)
Contributors to Performance
  Banks - outperformed the Index industry (+15% vs +7%) and overweight (average weighting 40% vs 28%)
    U.S. Bancorp (+24%) and Fifth Third Bancorp (+24%) - two largest individual contributors
    PNC Financial Services Group (+24%), Danske Bank (+24%), and DBS Group Holdings (+14%)
  Capital Markets - outperformed the Index industry (+23% vs flat)
    Julius Baer Group (+27%), Bank of New York Mellon (+26%), and State Street (+34%)
  Financial Services - outperformed the Index industry (+1% vs -4%) and underweight (average weighting 14% vs 29%)
    Chime Financial (+27%)
  Insurance - outperformed the Index industry (+9% vs +3%)
    Chubb (+19%)
Detractors from Performance
  Consumer Finance - underperformed the Index industry (-12% vs -10%) and overweight (average weighting 13% vs 5%)
    Capital One Financial (-12%) - largest individual detractor
    American Express (-10%)
  Individual Financial Services holdings
    Exor (-10%), Rocket Companies (-12%), Fiserv (-7%), and Berkshire Hathaway (-1%)
    Fiserv - new purchase during the period
  Non-financial holding
    Prosus (-30%)
  Individual holdings
    Markel Group (-10%), Wells Fargo (-5%), and Charles Schwab (-2%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	24.04%	12.05%	11.95%
S&P 500 Index	31.05%	13.13%	15.09%
S&P 500 Financials Index	8.58%	9.51%	11.05%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Net Assets	$ 469,300,000
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$469.3
Total number of portfolio holdings as of 04/30/26	34
Portfolio turnover rate for the period	4%
Total advisory fees paid for the period (in millions)	$1.1

Holdings [Text Block]	Top Industries as of 04/30/26 Net Assets
Banks	39.74%
Insurance	19.09%
Financial Services	14.18%
Consumer Finance	12.86%
Capital Markets	9.96%

C000174140 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select Worldwide ETF
Class Name	Davis Select Worldwide ETF
Trading Symbol	DWLD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$32	0.64%*
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 4.62%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-31% vs +13%)
    Full Truck Alliance (-33%) - largest individual detractor
    DiDi Global (-43%)
  Consumer Discretionary - underperformed the Index sector (-15% vs -4%) and overweight (average weighting 22% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-20% vs -9%) and overweight (average weighting 22% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+41% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+45% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	27.47%	6.87%	10.93%
MSCI ACWI	31.00%	10.67%	12.31%

Performance Inception Date	Jan. 11, 2017
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Net Assets	$ 567,100,000
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$567.1
Total number of portfolio holdings as of 04/30/26	41
Portfolio turnover rate for the period	8%
Total advisory fees paid for the period (in millions)	$1.4

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	20.15%
Financials	18.97%
Information Technology	11.66%
Industrials	10.78%
Health Care	10.68%

C000198594 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Select International ETF
Class Name	Davis Select International ETF
Trading Symbol	DINT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisetfs.com/literature/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$33	0.66%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 1.76%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-21% vs -10%) and significantly overweight (average weighting 30% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-24% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Underweight in Energy (average weighting 3% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-18% vs -9%) and overweight (average weighting 29% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+79% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Silergy (+49%) and Tokyo Electron (+29%)
    Silergy - new purchase during the period
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Materials - outperformed the Index sector (+39% vs +22%)
    Vale (+42%) and Teck Resources (+37%)
  New Consumer Staples holding
    JBS (+20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	25.75%	4.95%	6.05%
MSCI ACWI ex USA	32.20%	8.37%	7.79%

Performance Inception Date	Mar. 01, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisetfs.com .
Net Assets	$ 278,000,000.0
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 727,900
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$278.0
Total number of portfolio holdings as of 04/30/26	32
Portfolio turnover rate for the period	7%
Total advisory fees paid for the period (in thousands)	$727.9

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	28.37%
Financials	20.84%
Information Technology	15.82%
Industrials	14.78%
Materials	5.71%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.